Submission	Sep. 17, 2025
Submission [Line Items]
Central Index Key	0001042046
Registrant Name	AMERICAN FINANCIAL GROUP, INC.
Registration File Number	333-277425
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A